Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following table sets for the changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2020 and 2019.

	2020	2019
Balance, January 1	$445,395	$-
Acquisitions of Coastal Pride Company, Inc.	-	445,395
Balance, December 31	$445,395	$445,395

Schedule of Intangible Assets

The following table sets for the components of the Company’s intangible assets on December 31, 2020:

	Amortization Period (Years)	Cost	Accumulated Amortization	Net Book Value

Intangible Assets Subject to amortization
Trademarks	14	$850,000	$(61,386)	$788,614
Customer Relationships	12	1,250,000	(104,169)	1,145,831
Non-Compete Agreements	3	40,000	(10,829)	29,171
Total		$2,140,000	$(176,384)	$1,963,616

Schedule of Amortization of Intangible Assets

The aggregate amortization remaining on the intangible assets as of December 31, 2020 is as follows:

Intangible Amortization
2021	$162,816
2022	$162,816
2023	$161,999
2024	$152,820
2025	$152,820
Thereafter	$1,170,345